Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investments
Investment Summary
December 31 (in millions)	2012	2011
Fair Value Method	$4,493	$3,028
Equity Method:
A&E Television Networks	-	2,021
SpectrumCo	10	1,417
The Weather Channel	471	463
MSNBC.com	-	174
Clearwire LLC	-	69
Other	683	736
	1,164	4,880
Cost Method:
AirTouch	1,538	1,523
Other	594	477
	2,132	2,000
Total investments	7,789	9,908
Less: Current investments	1,464	54
Noncurrent investments	$6,325	$9,854

Prepaid Forward Sale Agreements
Prepaid Forward Sale Agreements
December 31 (in millions)	2012	2011
Assets:
Fair value equity securities held	$4,143	$2,984

Liabilities:
Obligations under prepaid forward sale agreements	$1,248	$1,177
Derivative component of prepaid forward sale agreements	2,302	1,228
Total liabilities	$3,550	$2,405

Investment Income (Loss), Net
Investment Income (Loss), Net
Year ended December 31 (in millions)	2012	2011	2010
Gains on sales and exchanges of investments, net	$30	$41	$13
Investment impairment losses	(24)	(5)	(24)
Unrealized gains (losses) on securities underlying prepaid forward sale agreements	1,159	192	874
Mark to market adjustments on derivative component of prepaid forward sale
agreements and indexed debt instruments	(1,071)	(119)	(665)
Interest and dividend income	119	110	94
Other, net	6	(60)	(4)
Investment income (loss), net	$219	$159	$288